License and patent agreements - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Dec. 31, 2022
License and patent agreements [Line Items]
Convertible preferred stock, Shares issued upon conversion (in shares)	83,940
University Of Washington
License and patent agreements [Line Items]
License arrangements, amounts of development milestones payment			$ 0.9
License arrangements, amounts payable based on net sales			10.0
License and maintenance | University Of Washington
License and patent agreements [Line Items]
Shares issued for service (in shares)		536,813
License and maintenance | Common stock | University Of Washington
License and patent agreements [Line Items]
Stock issued for acquisition (in shares)		37,795
License and maintenance | Minimum | University Of Washington
License and patent agreements [Line Items]
Revenue from contract with customer, excluding assessed tax			100.0
License and maintenance | Maximum | University Of Washington
License and patent agreements [Line Items]
Revenue from contract with customer, excluding assessed tax			$ 1,000.0
Non-voting convertible preferred stock | License and maintenance | University Of Washington
License and patent agreements [Line Items]
Stock issued for acquisition (in shares)		4,197